November 27, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Strategic Trust
File Nos: 002-80859 and 811-03651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated November 24, 2015, do not differ from those contained in Post-Effective Amendment No. 128 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on November 24, 2015 (SEC Accession No. 0001104659-15-081166), and became effective on November 24, 2015.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,

/s/ Meredyth A. Whitford

Meredyth A. Whitford
Counsel